Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2019
Changes in Each Component of AOCI

Changes in each component of AOCI for the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	1,469,308	1,521,163	1,741,894
Cumulative effect of change in accounting principles	330	—	(1,535,142	) (1)
AOCI, balance at beginning of fiscal year, adjusted	1,469,638	1,521,163	206,752

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year, previously reported	1,409,459	1,461,302	1,556,585
Cumulative effect of change in accounting principles	(85)	—	(1,525,064	) (1)
Balance at beginning of fiscal year, adjusted	1,409,374	1,461,302	31,521
Unrealized holding gains (losses) during year	273,844	282,141	(11,358)
Less: reclassification adjustments for losses (gains) included in net income	(221,916)	(186,858)	1,856

Change during year	51,928	95,283	(9,502)

Balance at end of fiscal year	1,461,302	1,556,585	22,019

Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	6,310	(5,535)	(35,076)
Cumulative effect of change in accounting principles	415	—	—
Balance at beginning of fiscal year, adjusted	6,725	(5,535)	(35,076)
Foreign currency translation adjustments during year	(11,920)	(26,936)	(22,737)
Less: reclassification adjustments for losses (gains) included in net income	(340)	(2,605)	(745)

Change during year	(12,260)	(29,541)	(23,482)

Balance at end of fiscal year	(5,535)	(35,076)	(58,558)

Pension liability adjustments:
Balance at beginning of fiscal year	53,539	65,396	220,385
Unrealized gains (losses) during year	11,561	157,737	(17,243)
Less: reclassification adjustments for losses (gains) included in net income	296	(2,748)	(6,696)

Change during year	11,857	154,989	(23,939)

Balance at end of fiscal year	65,396	220,385	196,446

Own credit risk adjustments (2):
Balance at beginning of fiscal year, previously reported	—	—	—
Cumulative effect of change in accounting principles	—	—	(10,078	) (1)
Balance at beginning of fiscal year, adjusted	—	—	(10,078)
Unrealized gains (losses) during year	—	—	14,293
Less: reclassification adjustments for losses (gains) included in net income	—	—	(101)

Change during year	—	—	14,192

Balance at end of fiscal year	—	—	4,114
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	51,525	220,731	(42,731)

AOCI, balance at end of fiscal year	1,521,163	1,741,894	164,021

Notes:

(1)	See Note 2 “Recently issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.
(2)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2019:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(2,735)	889	(1,846)	(10)	(1,856)	Investment gains (losses)—net
Foreign currency translation adjustments	745	—	745	—	745	Investment gains (losses)—net
Pension liability adjustments	9,068	(2,370)	6,698	(2)	6,696	Salaries and employee benefits
Own credit risk adjustments	152	(47)	105	(4)	101	Other noninterest income (expenses)

Total	7,230	(1,528)	5,702	(16)	5,686

Notes:

(1)	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.
(2)

The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.